Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Statement of comprehensive income [abstract]
Net income	[1]	$ 2,199	$ 1,354	$ 1,758
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	[1]	(1,752)	675	543
Net gains (losses) on hedges of net investments in foreign operations	[1]	616	(335)	16
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	[1]	(5)	8	8
Net gains (losses) on hedges of net investments in foreign operations	[1]	168	(95)	(6)
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	[1]	(1,299)	427	557
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	[1]	2,378	(851)	1,234
Reclassification of net (gains) losses to net income	[1]	(1,538)	496	(791)
Income tax expense (benefit):
Net gains (losses) in fair value	[1]	639	(234)	288
Reclassification of net (gains) losses to net income	[1]	(402)	137	(178)
Other comprehensive income net of tax available for sale financial assets net of tax	[1]	603	(258)	333
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	[1]	1,647	463	3,476
Reclassification of net (gains) losses to net income	[1]	(145)	(151)	(2,756)
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	[1]	497	61	983
Reclassification of net (gains) losses to net income	[1]	(72)	32	(798)
Other comprehensive income net of tax cash flow hedges	[1]	1,077	219	535
Net changes in finance income/(expense) from insurance contracts:
Net finance income/(expense) from insurance contracts	[1]	8	(13)	(7)
Income tax expense (benefit)	[1]	2	1	(2)
Other comprehensive income on finance income/(expense) from insurance contracts	[1]	6	(14)	(5)
Other comprehensive income (loss) from investments in associates	[1]	(4)	(11)	(13)
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	[1]	(530)	307	(219)
Income tax expense (benefit)	[1]	(153)	58	(69)
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	[1]	(377)	249	(150)
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	[1]	240	(125)	101
Income tax expense (benefit)	[1]	60	(36)	10
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	[1]	180	(89)	91
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	[1]	(411)	(61)	(1,090)
Income tax expense (benefit)	[1]	(114)	(17)	(284)
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	[1]	(297)	(44)	(806)
Other comprehensive income (loss) from investments in associates	[1]	1		2
Other comprehensive income (loss)	[1]	(110)	479	544
Comprehensive income (loss)	[1]	2,089	1,833	2,302
Comprehensive income (loss) attributable to non-controlling interests	[1]	(18)	98	58
Comprehensive income (loss) attributable to equity holders of the Bank	[1]	2,107	1,735	2,244
Preferred shareholders and other equity instrument holders	[1]	108	109	101
Common shareholders	[1]	$ 1,999	$ 1,626	$ 2,143

[1]	The amounts for the period ended January 31, 2024 have been prepared in accordance with IFRS 17. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.